Costs and expenses by nature	12 Months Ended
Dec. 31, 2017
Disclosure Of costs and expenses by nature [Abstract]
Disclosure of expenses [text block]
(23)	Costs and expenses by nature

	2017	2016	2015
Cost of sales	$47,502,959	42,635,071	36,847,508
General, selling and administrative expenses	5,423,379	4,847,858	4,323,374
Total costs and expenses	$52,926,338	47,482,929	41,170,882

Inventory consumption	$37,567,550	34,018,493	28,877,468
Wages and salaries	6,605,584	5,971,382	5,127,750
Freight	4,176,508	3,712,349	3,394,780
Maintenance	1,471,392	1,292,763	1,166,326
Other utility expenses	1,334,339	1,005,570	1,020,610
Depreciation	1,075,788	925,748	769,270
Leases	416,437	403,116	359,749
Other	278,740	153,508	454,929
Total	$52,926,338	47,482,929	41,170,882